JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.*	211	17,540
BWX Technologies, Inc.	320	17,446
Curtiss-Wright Corp.	140	12,477
Hexcel Corp.	282	10,519
Mercury Systems, Inc.*	187	14,479
Moog, Inc., Class A	101	5,426
Spirit AeroSystems Holdings, Inc., Class A	356	6,967

		84,854

Airlines — 0.4%
Allegiant Travel Co.	44	4,929
American Airlines Group, Inc.(a)	1,667	18,537
JetBlue Airways Corp.*	911	9,420

		32,886

Auto Components — 0.5%
Adient plc*	295	4,909
Dana, Inc.	488	5,578
Gentex Corp.	822	22,186
Visteon Corp.*	94	6,825

		39,498

Automobiles — 0.4%
Harley-Davidson, Inc.	517	13,458
Thor Industries, Inc.	186	21,202

		34,660

Banks — 4.4%
Associated Banc-Corp.	519	6,664
Bank of Hawaii Corp.	135	7,645
Bank OZK	408	9,812
BankUnited, Inc.	312	6,284
BOK Financial Corp.	107	5,960
Commerce Bancshares, Inc.	337	19,297
Cullen/Frost Bankers, Inc.	191	13,764
First Citizens BancShares, Inc., Class A	27	11,499
First Financial Bankshares, Inc.	480	14,362
First Hawaiian, Inc.	438	7,613
First Horizon National Corp.	1,856	17,205
FNB Corp.	1,091	8,084
Glacier Bancorp, Inc.	300	10,593
Hancock Whitney Corp.	291	5,547
Home BancShares, Inc.	519	8,475
Investors Bancorp, Inc.	684	5,554
PacWest Bancorp	393	7,182
People’s United Financial, Inc.	1,425	15,376
Pinnacle Financial Partners, Inc.	241	9,548
Popular, Inc. (Puerto Rico)	296	10,985
Prosperity Bancshares, Inc.	311	17,279
Signature Bank	180	18,455
Sterling Bancorp	657	7,391
Synovus Financial Corp.	497	10,015
TCF Financial Corp.	510	14,020
Texas Capital Bancshares, Inc.*	170	5,647
UMB Financial Corp.	143	7,121
Umpqua Holdings Corp.	744	8,072
United Bankshares, Inc.	429	11,291
Valley National Bancorp	1,323	9,883
Webster Financial Corp.	304	8,290
Western Alliance Bancorp	313	11,252
Wintrust Financial Corp.	194	8,303

		338,468

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A*	33	26,744
National Beverage Corp.*	39	2,502

		29,246

Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc.*	382	15,880
Acceleron Pharma, Inc.*	171	16,958
Agios Pharmaceuticals, Inc.*	203	9,200
Bluebird Bio, Inc.*	217	13,172
ChemoCentryx, Inc.*	163	8,592
Exelixis, Inc.*	1,034	23,875
FibroGen, Inc.*	271	10,967
Global Blood Therapeutics, Inc.*	206	13,901
Immunomedics, Inc.*	701	29,603
Intercept Pharmaceuticals, Inc.*	86	3,925
Ionis Pharmaceuticals, Inc.*	427	24,578
Kodiak Sciences, Inc.*	84	3,892
Ligand Pharmaceuticals, Inc.*	55	6,445
Myriad Genetics, Inc.*	252	3,041
Sage Therapeutics, Inc.*	175	7,975
Sarepta Therapeutics, Inc.*	250	38,380
Ultragenyx Pharmaceutical, Inc.*	188	14,694
United Therapeutics Corp.*	149	16,609

		261,687

Building Products — 0.8%
AO Smith Corp.	453	21,807
Armstrong World Industries, Inc.	161	11,470
JELD-WEN Holding, Inc.*	228	4,469
Trex Co., Inc.*	195	27,169

		64,915

Capital Markets — 1.9%
Affiliated Managers Group, Inc.	159	10,938
Artisan Partners Asset Management, Inc., Class A	195	7,065
Eaton Vance Corp.	382	13,805
Evercore, Inc., Class A	137	7,576
FactSet Research Systems, Inc.	128	44,326
Federated Hermes, Inc., Class B	324	8,541
Janus Henderson Group plc (United Kingdom)	518	10,821
LPL Financial Holdings, Inc.	265	20,940
Morningstar, Inc.	69	11,595
Stifel Financial Corp.	231	11,199

		146,806

Chemicals — 2.0%
Ashland Global Holdings, Inc.	203	15,322
Avient Corp.	309	7,385
Cabot Corp.	191	6,968
Element Solutions, Inc.*	739	8,026
Huntsman Corp.	663	12,266
Ingevity Corp.*	139	8,129
NewMarket Corp.	25	9,370
Olin Corp.	533	5,991
RPM International, Inc.	436	35,573
Scotts Miracle-Gro Co. (The)	132	20,931
Sensient Technologies Corp.	143	7,466
Valvoline, Inc.	625	12,825
WR Grace & Co.	186	8,580

		158,832

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Commercial Services & Supplies — 1.2%
ADT, Inc.	359	3,091
Brink’s Co. (The)	170	7,539
Cimpress plc (Ireland)*	81	8,100
Clean Harbors, Inc.*	173	10,311
Deluxe Corp.	141	3,980
Healthcare Services Group, Inc.	251	6,574
IAA, Inc.*	449	19,464
KAR Auction Services, Inc.	436	6,597
MSA Safety, Inc.	120	14,224
Tetra Tech, Inc.	182	16,134

		96,014

Communications Equipment — 1.1%
Ciena Corp.*	518	30,826
CommScope Holding Co., Inc.*	661	6,134
EchoStar Corp., Class A*	156	4,259
Lumentum Holdings, Inc.*	253	23,486
NetScout Systems, Inc.*	215	5,474
ViaSat, Inc.*	197	7,478
Viavi Solutions, Inc.*	770	10,649

		88,306

Construction & Engineering — 0.6%
AECOM*	537	19,434
EMCOR Group, Inc.	185	12,673
MasTec, Inc.*	197	7,837
Valmont Industries, Inc.	72	8,726

		48,670

Construction Materials — 0.1%
Eagle Materials, Inc.	140	11,232

Consumer Finance — 0.9%
Credit Acceptance Corp.*	45	21,057
FirstCash, Inc.	140	8,070
Green Dot Corp., Class A*	165	8,364
LendingTree, Inc.*	26	9,003
OneMain Holdings, Inc.	254	7,290
PRA Group, Inc.*	154	6,092
SLM Corp.	1,266	8,571

		68,447

Containers & Packaging — 1.2%
AptarGroup, Inc.	216	24,883
Berry Global Group, Inc.*	444	22,196
Graphic Packaging Holding Co.	943	13,145
O-I Glass, Inc.	529	5,523
Silgan Holdings, Inc.	262	10,022
Sonoco Products Co.	337	17,436

		93,205

Distributors — 0.6%
Pool Corp.	135	42,755

Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.*	175	6,009
Bright Horizons Family Solutions, Inc.*	196	21,019
Chegg, Inc.*	396	32,064
frontdoor, Inc.*	288	12,095
Graham Holdings Co., Class B	15	5,976
Grand Canyon Education, Inc.*	159	14,110
H&R Block, Inc.	650	9,425
Service Corp. International	598	25,929
ServiceMaster Global Holdings, Inc.*	443	18,114
WW International, Inc.*	157	4,047

		148,788

Diversified Telecommunication Services — 0.3%
GCI Liberty, Inc., Class A*	320	25,085

Electric Utilities — 1.2%
ALLETE, Inc.	174	10,318
Hawaiian Electric Industries, Inc.	366	13,271
IDACORP, Inc.	170	15,853
PG&E Corp.*	3,215	30,060
PNM Resources, Inc.	269	11,360
Portland General Electric Co.	302	13,327

		94,189

Electrical Equipment — 1.0%
Acuity Brands, Inc.	133	13,180
EnerSys	143	9,618
Generac Holdings, Inc.*	211	33,250
GrafTech International Ltd.	189	1,147
nVent Electric plc	528	9,589
Regal Beloit Corp.	136	12,508

		79,292

Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.*	264	18,908
Avnet, Inc.	331	8,844
Belden, Inc.	129	4,076
Coherent, Inc.*	82	11,384
Dolby Laboratories, Inc., Class A	216	15,034
FLIR Systems, Inc.	442	18,414
Jabil, Inc.	463	16,140
Littelfuse, Inc.	82	14,567
National Instruments Corp.	394	13,987
SYNNEX Corp.	139	17,339

		138,693

Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	118	3,928

Entertainment — 1.0%
Cinemark Holdings, Inc.	361	4,271
Liberty Media Corp.-Liberty Formula One, Class A*	87	2,879
Liberty Media Corp.-Liberty Formula One, Class C*	683	24,206
Lions Gate Entertainment Corp., Class A*	189	1,448
Lions Gate Entertainment Corp., Class B*	368	2,616
Madison Square Garden Sports Corp., Class A*	58	8,914
Zynga, Inc., Class A*	3,222	31,672

		76,006

Equity Real Estate Investment Trusts (REITs) — 9.0%
American Campus Communities, Inc.	462	16,466
American Homes 4 Rent, Class A	856	24,824
Americold Realty Trust	675	27,236
Apartment Investment & Management Co., Class A	499	19,371
Apple Hospitality REIT, Inc.	708	6,244

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Brixmor Property Group, Inc.	1,001	11,521
Colony Capital, Inc.	1,625	3,120
Columbia Property Trust, Inc.	386	4,617
CoreCivic, Inc.	404	3,600
CoreSite Realty Corp.	136	17,551
Cousins Properties, Inc.	498	15,299
CubeSmart	650	19,285
CyrusOne, Inc.	387	32,283
Douglas Emmett, Inc.	608	17,717
EastGroup Properties, Inc.	131	17,378
EPR Properties	262	7,501
Equity Commonwealth	410	12,944
First Industrial Realty Trust, Inc.	427	18,754
Gaming and Leisure Properties, Inc.	694	25,130
GEO Group, Inc. (The)	410	4,358
Healthcare Realty Trust, Inc.	456	13,361
Healthcare Trust of America, Inc., Class A	733	20,238
Highwoods Properties, Inc.	349	13,381
Hudson Pacific Properties, Inc.	514	12,115
JBG SMITH Properties	397	11,517
Kilroy Realty Corp.	355	20,686
Lamar Advertising Co., Class A	290	19,062
Life Storage, Inc.	157	15,406
Medical Properties Trust, Inc.	1,781	35,851
National Health Investors, Inc.	151	9,362
National Retail Properties, Inc.	577	20,455
Omega Healthcare Investors, Inc.	766	24,803
Outfront Media, Inc.	487	7,018
Paramount Group, Inc.	640	4,563
Park Hotels & Resorts, Inc.	795	6,575
Pebblebrook Hotel Trust	441	4,675
Piedmont Office Realty Trust, Inc., Class A	425	6,889
PS Business Parks, Inc.	67	9,243
Rayonier, Inc.	468	13,001
Retail Properties of America, Inc., Class A	723	4,598
Rexford Industrial Realty, Inc.	412	19,335
RLJ Lodging Trust	557	4,462
Ryman Hospitality Properties, Inc.	186	5,956
Sabra Health Care REIT, Inc.	694	10,230
Service Properties Trust	556	3,725
SITE Centers Corp.	502	3,680
Spirit Realty Capital, Inc.	345	11,889
STAG Industrial, Inc.	502	16,365
STORE Capital Corp.	747	17,696
Sunstone Hotel Investors, Inc.	728	5,445
Taubman Centers, Inc.	208	8,054
Uniti Group, Inc.	655	6,484
Weingarten Realty Investors	407	6,943

		698,262

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	414	16,581
Casey’s General Stores, Inc.	125	19,899
Performance Food Group Co.*	447	12,525
PriceSmart, Inc.	75	4,903
Sprouts Farmers Market, Inc.*	398	10,499
US Foods Holding Corp.*	744	15,103

		79,510

Food Products — 1.1%
Beyond Meat, Inc.*	35	4,407
Darling Ingredients, Inc.*	554	15,473
Flowers Foods, Inc.	647	14,719
Fresh Del Monte Produce, Inc.	102	2,303
Hain Celestial Group, Inc. (The)*	265	9,005
Lancaster Colony Corp.	66	10,467
Pilgrim’s Pride Corp.*	175	2,686
Post Holdings, Inc.*	215	19,079
Seaboard Corp.	1	2,703
TreeHouse Foods, Inc.*	191	8,370

		89,212

Gas Utilities — 0.8%
National Fuel Gas Co.	305	12,374
New Jersey Resources Corp.	323	10,032
ONE Gas, Inc.	178	13,475
Southwest Gas Holdings, Inc.	185	12,883
Spire, Inc.	173	10,667

		59,431

Health Care Equipment & Supplies — 4.8%
Cantel Medical Corp.	125	5,906
Envista Holdings Corp.*	538	11,766
Globus Medical, Inc., Class A*	255	12,286
Haemonetics Corp.*	169	14,815
Hill-Rom Holdings, Inc.	223	21,680
ICU Medical, Inc.*	65	11,942
Insulet Corp.*	220	44,739
Integra LifeSciences Holdings Corp.*	238	11,364
LivaNova plc*	164	7,633
Masimo Corp.*	168	36,980
Novocure Ltd.*	263	19,933
NuVasive, Inc.*	173	9,885
Penumbra, Inc.*	112	24,854
Quidel Corp.*	129	36,439
Tandem Diabetes Care, Inc.*	192	20,056
West Pharmaceutical Services, Inc.	248	66,680
Wright Medical Group NV*	435	13,059

		370,017

Health Care Providers & Services — 2.4%
1Life Healthcare, Inc.*	98	2,902
Acadia Healthcare Co., Inc.*	300	8,943
Amedisys, Inc.*	110	25,758
Chemed Corp.	54	26,578
Encompass Health Corp.	334	22,739
Guardant Health, Inc.*	175	14,906
HealthEquity, Inc.*	256	13,199
MEDNAX, Inc.*	288	5,754
Molina Healthcare, Inc.*	200	36,940
Patterson Cos., Inc.	291	7,729
Premier, Inc., Class A*	225	7,868
Tenet Healthcare Corp.*	354	9,360

		182,676

Health Care Technology — 0.8%
Schrodinger, Inc.*	46	3,330
Teladoc Health, Inc.*	251	59,645

		62,975

Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	270	6,391
Choice Hotels International, Inc.	106	8,908
Churchill Downs, Inc.	119	16,484
Cracker Barrel Old Country Store, Inc.	79	8,727

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
DraftKings, Inc., Class A*	824	27,501
Dunkin’ Brands Group, Inc.	275	18,901
Extended Stay America, Inc.	599	6,835
Hilton Grand Vacations, Inc.*	287	5,826
Hyatt Hotels Corp., Class A	120	5,760
Jack in the Box, Inc.	76	6,240
Marriott Vacations Worldwide Corp.	123	10,413
Norwegian Cruise Line Holdings Ltd.*	922	12,576
Planet Fitness, Inc., Class A*	268	13,990
Scientific Games Corp.*	185	3,251
Six Flags Entertainment Corp.	266	4,626
Texas Roadhouse, Inc.	220	12,362
Wendy’s Co. (The)	602	13,954
Wyndham Destinations, Inc.	287	7,634
Wyndham Hotels & Resorts, Inc.	314	13,866

		204,245

Household Durables — 0.6%
Leggett & Platt, Inc.	444	17,800
Tempur Sealy International, Inc.*	146	11,819
Toll Brothers, Inc.	390	14,898

		44,517

Household Products — 0.3%
Energizer Holdings, Inc.	215	10,778
Reynolds Consumer Products, Inc.	163	5,552
Spectrum Brands Holdings, Inc.	138	7,474

		23,804

Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	172	10,234

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	188	22,387

Insurance — 3.7%
American National Group, Inc.	31	2,283
Assurant, Inc.	200	21,494
Assured Guaranty Ltd.	293	6,396
Athene Holding Ltd., Class A*	400	12,900
Axis Capital Holdings Ltd.	283	11,354
Brighthouse Financial, Inc.*	317	8,984
Brown & Brown, Inc.	789	35,876
CNO Financial Group, Inc.	485	7,324
Enstar Group Ltd. (Bermuda)*	51	8,565
Erie Indemnity Co., Class A	63	13,238
First American Financial Corp.	376	19,180
Hanover Insurance Group, Inc. (The)	127	12,939
Kemper Corp.	206	16,175
Mercury General Corp.	92	3,948
Old Republic International Corp.	965	15,508
Primerica, Inc.	137	16,393
ProAssurance Corp.	182	2,675
RenaissanceRe Holdings Ltd. (Bermuda)	169	30,484
RLI Corp.	134	11,809
Selective Insurance Group, Inc.	200	10,868
Unum Group	687	11,837
White Mountains Insurance Group Ltd.	11	9,681

		289,911

Interactive Media & Services — 1.9%
Cargurus, Inc.*	244	7,049
Match Group, Inc.*	723	74,252
Pinterest, Inc., Class A*	381	13,064
TripAdvisor, Inc.	340	6,878
Yelp, Inc.*	221	5,521
Zillow Group, Inc., Class A*	118	8,035
Zillow Group, Inc., Class C*	468	32,007

		146,806

Internet & Direct Marketing Retail — 2.2%
Chewy, Inc., Class A*	182	9,553
Etsy, Inc.*	401	47,470
Grubhub, Inc.*	309	22,322
Qurate Retail, Inc., Series A*	1,308	14,270
Stamps.com, Inc.*	55	14,316
Wayfair, Inc., Class A*	228	60,669

		168,600

IT Services — 3.9%
Alliance Data Systems Corp.	143	6,344
Black Knight, Inc.*	505	37,835
Booz Allen Hamilton Holding Corp.	465	38,018
CACI International, Inc., Class A*	85	17,665
EPAM Systems, Inc.*	188	54,535
Euronet Worldwide, Inc.*	175	16,825
Genpact Ltd.	520	20,706
KBR, Inc.	480	10,675
LiveRamp Holdings, Inc.*	221	10,071
MAXIMUS, Inc.	206	15,287
MongoDB, Inc.*	122	27,948
Perspecta, Inc.	461	9,865
Science Applications International Corp.	166	13,277
WEX, Inc.*	147	23,280

		302,331

Leisure Products — 0.4%
Brunswick Corp.	265	17,750
Mattel, Inc.*	1,171	13,010

		30,760

Life Sciences Tools & Services — 1.9%
Bio-Techne Corp.	129	35,496
Bruker Corp.	341	15,216
Charles River Laboratories International, Inc.*	167	33,231
PRA Health Sciences, Inc.*	213	22,697
Repligen Corp.*	158	23,844
Syneos Health, Inc.*	211	13,164

		143,648

Machinery — 4.1%
AGCO Corp.	208	13,651
Allison Transmission Holdings, Inc.	382	14,271
Barnes Group, Inc.	160	5,899
Colfax Corp.*	284	8,259
Crane Co.	165	9,334
Flowserve Corp.	439	12,235
Gates Industrial Corp. plc*	157	1,655
Graco, Inc.	562	29,921
Ingersoll Rand, Inc.*	1,166	36,834
ITT, Inc.	290	16,742
Kennametal, Inc.	280	7,549
Lincoln Electric Holdings, Inc.	203	18,349
Middleby Corp. (The)*	186	15,449
Navistar International Corp.*	222	7,111
Nordson Corp.	174	33,692
Oshkosh Corp.	228	17,948
RBC Bearings, Inc.*	84	10,283

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Timken Co. (The)	228	10,410
Toro Co. (The)	360	25,686
Trinity Industries, Inc.	318	6,210
Woodward, Inc.	191	14,314

		315,802

Marine — 0.1%
Kirby Corp.*	201	9,294

Media — 1.0%
Cable One, Inc.	18	32,806
John Wiley & Sons, Inc., Class A	147	4,973
New York Times Co. (The), Class A	484	22,332
Nexstar Media Group, Inc., Class A	152	13,323
Sinclair Broadcast Group, Inc., Class A	187	3,852

		77,286

Metals & Mining — 1.0%
Alcoa Corp.*	628	8,164
Compass Minerals International, Inc.	114	5,807
Reliance Steel & Aluminum Co.	214	21,028
Royal Gold, Inc.	221	30,924
United States Steel Corp.	744	4,955
Worthington Industries, Inc.	124	4,640

		75,518

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., Class A	491	11,818
Chimera Investment Corp.	649	5,835
New Residential Investment Corp.	1,403	11,126
Starwood Property Trust, Inc.	953	14,247
Two Harbors Investment Corp.	924	5,017

		48,043

Multiline Retail — 0.5%
Kohl’s Corp.	533	10,148
Nordstrom, Inc.	366	5,011
Ollie’s Bargain Outlet Holdings, Inc.*	190	19,969

		35,128

Multi-Utilities — 0.4%
Avista Corp.	227	8,429
Black Hills Corp.	212	12,266
MDU Resources Group, Inc.	677	14,203

		34,898

Oil, Gas & Consumable Fuels — 1.1%
Cimarex Energy Co.	345	8,439
CNX Resources Corp.*	632	6,099
Continental Resources, Inc.(a)	284	4,910
CVR Energy, Inc.	98	1,881
Delek US Holdings, Inc.	248	4,335
Equitrans Midstream Corp.	1,372	13,240
Parsley Energy, Inc., Class A	1,039	11,408
PBF Energy, Inc., Class A	344	2,986
PDC Energy, Inc.*	323	4,606
Targa Resources Corp.	782	14,295
World Fuel Services Corp.	214	5,035
WPX Energy, Inc.*	1,379	8,233

		85,467

Paper & Forest Products — 0.2%
Domtar Corp.	186	3,904
Louisiana-Pacific Corp.	379	12,003

		15,907

Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	175	7,849

Pharmaceuticals — 1.6%
Axsome Therapeutics, Inc.*	91	6,491
Catalent, Inc.*	548	47,862
Horizon Therapeutics plc*	643	39,345
Innoviva, Inc.*	226	3,061
Pacira BioSciences, Inc.*	142	7,471
Prestige Consumer Healthcare, Inc.*	169	6,285
Reata Pharmaceuticals, Inc., Class A*	90	13,293

		123,808

Professional Services — 1.1%
ASGN, Inc.*	177	12,117
CoreLogic, Inc.	266	18,130
FTI Consulting, Inc.*	124	14,811
Insperity, Inc.	123	8,224
Robert Half International, Inc.	387	19,687
TriNet Group, Inc.*	145	9,570

		82,539

Real Estate Management & Development — 0.4%
Cushman & Wakefield plc*	558	5,971
Howard Hughes Corp. (The)*	152	8,085
Jones Lang LaSalle, Inc.	173	17,111

		31,167

Road & Rail — 0.7%
AMERCO	28	8,896
Avis Budget Group, Inc.*	181	4,688
Knight-Swift Transportation Holdings, Inc.	410	17,831
Landstar System, Inc.	129	15,710
Ryder System, Inc.	181	6,630

		53,755

Semiconductors & Semiconductor Equipment — 4.3%
Cabot Microelectronics Corp.	99	14,921
Cirrus Logic, Inc.*	197	13,501
Cree, Inc.*	363	25,018
Enphase Energy, Inc.*	275	16,599
Entegris, Inc.	452	32,503
First Solar, Inc.*	257	15,304
MKS Instruments, Inc.	184	23,449
Monolithic Power Systems, Inc.	141	37,367
ON Semiconductor Corp.*	1,382	28,469
Silicon Laboratories, Inc.*	147	14,775
SolarEdge Technologies, Inc.*	168	29,417
Synaptics, Inc.*	114	9,122
Teradyne, Inc.	558	49,640
Universal Display Corp.	143	24,946

		335,031

Software — 10.4%
ACI Worldwide, Inc.*	391	10,475
Alteryx, Inc., Class A*	168	29,482
Anaplan, Inc.*	299	13,578
Aspen Technology, Inc.*	227	22,078
Avalara, Inc.*	229	30,789
Bill.Com Holdings, Inc.*	71	6,611
Blackbaud, Inc.	166	10,382
Ceridian HCM Holding, Inc.*	341	26,697
CommVault Systems, Inc.*	143	6,303
Coupa Software, Inc.*	225	68,951
Datadog, Inc., Class A*	95	8,917

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Dropbox, Inc., Class A*	750	17,063
Dynatrace, Inc.*	528	22,086
Elastic NV*	112	10,773
Fair Isaac Corp.*	98	43,041
FireEye, Inc.*	752	11,355
Five9, Inc.*	209	25,251
Guidewire Software, Inc.*	279	32,827
HubSpot, Inc.*	139	32,611
j2 Global, Inc.*	153	8,678
LogMeIn, Inc.	164	14,073
Manhattan Associates, Inc.*	213	20,403
New Relic, Inc.*	171	12,126
Nuance Communications, Inc.*	944	25,818
Nutanix, Inc., Class A*	509	11,295
Paylocity Holding Corp.*	122	16,250
Pegasystems, Inc.	129	15,079
Proofpoint, Inc.*	193	22,324
RealPage, Inc.*	291	18,336
Slack Technologies, Inc., Class A*	215	6,353
Smartsheet, Inc., Class A*	308	14,704
SolarWinds Corp.*	221	4,058
Trade Desk, Inc. (The), Class A*	138	62,282
Tyler Technologies, Inc.*	136	48,586
Verint Systems, Inc.*	217	9,741
Zendesk, Inc.*	386	35,184
Zscaler, Inc.*	223	28,957

		803,517

Specialty Retail — 2.4%
Aaron’s, Inc.	228	11,897
American Eagle Outfitters, Inc.	525	5,250
AutoNation, Inc.*	194	9,960
Carvana Co.*	186	28,821
Five Below, Inc.*	187	20,366
Floor & Decor Holdings, Inc., Class A*	238	15,684
Foot Locker, Inc.	352	10,345
Gap, Inc. (The)	719	9,613
L Brands, Inc.	788	19,235
Penske Automotive Group, Inc.	111	4,975
RH*	57	16,384
Sally Beauty Holdings, Inc.*	381	4,423
Urban Outfitters, Inc.*	238	3,937
Williams-Sonoma, Inc.	261	22,738

		183,628

Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A*	784	14,002

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.*	504	7,550
Carter’s, Inc.	147	11,572
Columbia Sportswear Co.	96	7,280
Deckers Outdoor Corp.*	95	19,879
Hanesbrands, Inc.	1,175	16,603
PVH Corp.	240	11,678
Ralph Lauren Corp.	161	11,479
Skechers U.S.A., Inc., Class A*	460	13,469
Wolverine World Wide, Inc.	274	6,587

		106,097

Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd.	371	13,293
MGIC Investment Corp.	1,143	9,453
Radian Group, Inc.	658	9,817
TFS Financial Corp.	170	2,462

		35,025

Tobacco — 0.0%(b)
Vector Group Ltd.	403	3,555

Trading Companies & Distributors — 0.8%
Air Lease Corp.	357	9,361
Beacon Roofing Supply, Inc.*	232	7,229
GATX Corp.	118	7,197
HD Supply Holdings, Inc.*	543	19,059
MSC Industrial Direct Co., Inc., Class A	153	10,099
Univar Solutions, Inc.*	468	8,270

		61,215

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	264	7,909

Water Utilities — 0.4%
Essential Utilities, Inc.	752	34,103

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	330	6,409
United States Cellular Corp.*	51	1,513

		7,922

TOTAL COMMON STOCKS (Cost $6,773,239)		7,724,253

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d)(Cost $12,825)	12,825	12,825

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)(Cost $21,034)	21,034	21,034

TOTAL SHORT-TERM INVESTMENTS (Cost $33,859)		33,859

Total Investments — 100.0% (Cost $6,807,098)		7,758,112
Liabilities in Excess of Other Assets — 0.0%(b)		(2,647)

Net Assets — 100.0%		7,755,465

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $20,316.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	2	09/2020	USD	32,648	449

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$7,758,112	$—	$—	$7,758,112

Appreciation in Other Financial Instruments
Futures Contracts(a)	$449	$—	$—	$449

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at April 14, 2020(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c)	$—	$152,092	$131,058	$—	$—	$21,034	21,034	$12	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)	—	157,179	144,354	—	—	12,825	12,825	4	—

Total	$—	$309,271	$275,412	$—	$—	$33,859		$16	$—

(a)	Commencement of operations was April 14, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.